Bank borrowings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term bank borrowings:
Short-term bank borrowings	¥ 386,819,972	¥ 188,959,323
Long-term borrowings due within one year	20,987,521	3,096,000
Long-term borrowings due after one year	8,800,016	11,903,452
Total current bank borrowings	407,807,493	192,055,323
Total Long-term bank borrowings	29,787,537	14,999,452
Unused credit limits under credit facility agreements	549,411,900
Aggregate maturities
2023	20,987,521
2024	7,410,534
2025	1,389,482
Total	¥ 29,787,537	¥ 14,999,452
Short-term bank borrowings | Minimum
Short-term bank borrowings:
Interest rate (in percent)	3.50%	3.90%
Short-term bank borrowings | Maximum
Short-term bank borrowings:
Interest rate (in percent)	4.50%	4.50%
Long-term bank borrowings
Short-term bank borrowings:
Interest rate (in percent)		4.20%
Long-term bank borrowings | Minimum
Short-term bank borrowings:
Interest rate (in percent)	4.20%
Long-term bank borrowings | Maximum
Short-term bank borrowings:
Interest rate (in percent)	4.60%
Credit facility agreements
Short-term bank borrowings:
Amount of borrowings draw down for daily operation purposes	¥ 896,604,194	¥ 10,000,000
Amount of borrowings draw down for payments associated with design, build out and furnishing of new stores		¥ 69,415,215